Consolidated statements of changes in equity	USD ($) $ / shares shares	Peridot Acquisition Corp. USD ($) shares	Stock options USD ($)	Restricted share units USD ($)	Series C Shares USD ($)	Share capital USD ($) shares	Share capital Restricted share units USD ($) shares	Share capital Series C Shares USD ($) shares	Contributed surplus USD ($)	Contributed surplus Stock options USD ($)	Contributed surplus Restricted share units USD ($)	Accumulated deficit USD ($)	Accumulated other comprehensive income (loss) USD ($)
Shareholders' equity, beginning balance (in shares) at Oct. 31, 2020 | shares						83,361,291
Shareholders' equity, beginning balance at Oct. 31, 2020	$ 1,440,730					$ 15,441,600			$ 824,683			$ (14,528,941)	$ (296,612)
Changes in equity [abstract]
Stock option expense	2,877,691		$ 141,228						2,877,691	$ 141,228
Share issuance (in shares) | shares								11,220,218
Share issuance					$ 21,620,000			$ 21,620,000
Shares issued for non-cash costs (in shares) | shares						478,920
Equity issued for non-cash costs	0					$ 455,055			(455,055)
Comprehensive loss	(6,845,323)											(6,845,323)
Shareholders' equity, ending balance (in shares) at Jan. 31, 2021 | shares						95,060,429
Shareholders' equity, ending balance at Jan. 31, 2021	16,356,635					$ 37,516,655			510,856			(21,374,264)	(296,612)
Changes in equity [abstract]
Warrant liability		$ 82,109,334
Shareholders' equity, beginning balance (in shares) at Oct. 31, 2021 | shares						163,179,655
Shareholders' equity, beginning balance at Oct. 31, 2021	$ 433,721,034					$ 672,079,154			3,026,721			(241,088,229)	(296,612)
Changes in equity [abstract]
Exercise of warrants (in shares) | shares	(22,540,651)					5,712,222
Exercise of warrants	$ 46,001,223					$ 46,001,223			0
Restricted Share Units settled in shares (in shares) | shares							0
Restricted Share Units settled in shares				$ 2,321,118			$ 0				$ 2,321,118
Comprehensive loss	28,546,640											28,546,640	0
Shareholders' equity, ending balance (in shares) at Jan. 31, 2022 | shares						168,891,877
Shareholders' equity, ending balance at Jan. 31, 2022	$ 513,467,706					$ 718,080,377			8,225,530			(212,541,589)	(296,612)
Changes in equity [abstract]
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.5
Redemption price of warrants (in dollars per share) | $ / shares	$ 0.1
Shareholders' equity, ending balance (in shares) at Jan. 31, 2022 | shares						168,891,877
Shareholders' equity, ending balance at Jan. 31, 2022	$ 513,467,706					$ 718,080,377			$ 8,225,530			$ (212,541,589)	$ (296,612)
Changes in equity [abstract]
Number of warrants assumed in acquisition (in shares) | shares		0
Warrant liability		$ 0